Share-Based Payments (Details) - Schedule of Fair Value of Shares Distributed as Payment for Services Rendered - Baker Hughes Energy Services LLC [Member] - USD ($)	3 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2023 [2]
Membership Interests [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equivalent Value per Unit or per Share (in Dollars per share)	$ 168.75	[1]				$ 168.75
Class A OpCo Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equivalent Value per Unit or per Share (in Dollars per share)	5.29	[1]				5.29
Class B Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equivalent Value per Unit or per Share (in Dollars per share)		[1]
Successor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total Fair Value	$ 4,298				$ 8,172,000
Successor [Member] | Membership Interests [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Quantity (in Shares)
Total Fair Value
Successor [Member] | Class A OpCo Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Quantity (in Shares)	650,248				1,236,265,000
Total Fair Value	$ 4,298				$ 8,172,000
Successor [Member] | Class B Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Quantity (in Shares)	650,248				1,236,265,000
Total Fair Value
Predecessor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total Fair Value			$ 1,943	$ 3,901,000
Predecessor [Member] | Membership Interests [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Quantity (in Shares)			9,210	9,210,000
Total Fair Value			$ 1,943	$ 1,943,000
Predecessor [Member] | Class A OpCo Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Quantity (in Shares)				296,160,000
Total Fair Value				$ 1,958,000
Predecessor [Member] | Class B Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Quantity (in Shares)				296,160,000
Total Fair Value

[1]	The Equivalent Value per Unit is the discounted price per membership interest or per share stipulated in the BHES JDA
[2]	The Equivalent Value per Unit is the discounted price per membership interest or per share stipulated in the BHES JDA.